June 23, 2009

VIA EDGAR
Securities and Exchange Commission
Attn.  Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:  BlackRock California Municipal Income Trust N-14 Filing

Dear Ladies and Gentlemen:

On behalf of BlackRock California Municipal Income Trust (the "Registrant"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, one electronically signed Registration Statement on Form N-14, in connection with the reorganization of each of:

•	BlackRock California Municipal Income Trust (811-10331);
•	BlackRock California Municipal Income Trust II (811-21125);
•	BlackRock California Investment Quality Municipal Trust Inc. (811-07664);
•	BlackRock Insured Municipal Income Trust (811-21177); and
•	BlackRock California Municipal Bond Trust (811-21052).

A fee of $111.60 to cover the registration fee under the Securities Act has been transmitted to the Commission at US Bank in St. Louis, Missouri.

If you have any questions or require any further information with respect to this filing, please call me at (212) 735-3406 or George Ching at (212) 735-3637.

Very truly yours,

/s/ Michael Hoffman
Michael Hoffman